EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of classes of share capital [line items]
Equity	$ 122,642	$ 116,846
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	3.91%	4.20%
Floating rate | Series 4 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Average Rate	70.00%
Floating rate | Preferred shares | Series 4 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Issued and Outstanding (in shares)	2,795,910	2,795,910
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	1.76%	2.91%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.82%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	3.54%	4.02%
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.07%	4.28%
Annual Dividend Yield Rate | Series 4 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Average Rate	8.50%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,145	$ 4,145
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	531	531
Preferred equity | Floating rate | Preferred shares | Series 4 Class A Preferred Shares
Disclosure of classes of share capital [line items]
Equity	45	45
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	739
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,270	1,270
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,875	$ 2,875